UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell                Charlotte, North Carolina      2/14/12
       -------------------------    ---------------------------     ---------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $118,509
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number         Name

      1          028-13407                    St. George Partners, LLC
      2          028-13408                    Ian Banwell


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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANNALY CAP MGMT INC      COM              035710409    3,192   200,000 SH       DEFINED     1,2       200,000
BARCLAYS BK PLC          DJUBS CMDT ETN36 06738C778      536    12,680 SH       DEFINED     1,2        12,680
CINEMARK HOLDINGS INC    COM              17243V102    2,057   111,260 SH       DEFINED     1,2       111,260
CITIGROUP INC            COM NEW          172967424   16,707   635,018 SH       DEFINED     1,2       635,018
FAMILY DLR STORES INC    COM              307000109    1,318    22,865 SH       DEFINED     1,2        22,865
ISHARES TR               DJ SEL DIV INX   464287168   79,363 1,475,700 SH  CALL DEFINED     1,2     1,475,700
MICROSOFT CORP           COM              594918104    2,149    82,800 SH       DEFINED     1,2        82,800
MORGAN STANLEY           COM NEW          617446448    3,329   220,000 SH       DEFINED     1,2       220,000
OIL SVC HOLDRS TR        DEPOSTRY RCPT    678002106      517     4,500 SH       DEFINED     1,2         4,500
SELECT SECTOR SPDR TR    SBI INT-INDS     81369Y704    3,148    93,268 SH       DEFINED     1,2        93,268
SOUTHERN COPPER CORP     COM              84265V105    1,056    35,000 SH       DEFINED     1,2        35,000
SPDR SERIES TRUST        S&P HOMEBUILD    78464A888    4,959   290,000 SH       DEFINED     1,2       290,000
STAR BULK CARRIERS CORP  COM              Y8162K105      178   199,976 SH       DEFINED     1,2       199,976
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